Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Borrowings
Borrowings

3.    Borrowings

Non-Convertible Promissory Notes Payable

	As of June 30,	As of December 31,
	2022	2021
Malta loan receipt 3 – June 3, 2022	$60,956	$—
Malta loan receipt 2 – August 10, 2021	296,914	322,190
Malta loan receipt 1 – February 9, 2021	480,880	521,816
Total principal outstanding	838,750	844,006
Plus accrued interest	19,189	12,252
Total promissory notes payable	$857,939	$856,258

In May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta Limited, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potentially repayable advance of up to €800 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021, the Company began receiving funds and as of December 31, 2021 the Company had received $844 thousand recorded to non-convertible notes payable. As of June 30, 2022, the balance received was $839 thousand that includes changes in foreign currency rates and one additional loan receipt of $61 thousand received during the six months ended June 30, 2022.

The Company will pay an annual interest rate of 2% over the European Central Banks (ECB) base rate as set on the beginning of the year in review. If the ECB rate is below negative one percent, the interest rate shall be fixed at one percent. The Company will repay a minimum of 10% percent of pre-tax profits per annum capped at 15% of the amount due to the Corporation until the disbursed funds are repaid. At this time, Trust Stamp Malta Limited does not have any revenue generating contracts and therefore, we do not believe any amounts shall be classified as current.

Financial Liability

Trust Stamp executed an agreement with a telecommunications company for the right to purchase mobile hardware with a monthly service agreement. The mobile hardware is to be purchased at a predetermined price over a thirty-month period beginning after thirty days from the receipt and activation of the mobile hardware. As of June 30, 2022, the Company has received 9,908 activated mobile hardware. Trust Stamp determined that the debt met the qualification of financial liability as it requires the payment of cash for the mobile hardware over the contractual period. The short-term financial liability is $119 thousand, and the long-term financial liability is $148 thousand as of June 30, 2022.

3.    Borrowings

Convertible Promissory Notes Payable

There are no convertible promissory notes payables outstanding at December 31, 2021 and December 31, 2020. However, there was activity that is shown within the consolidated statement of cash flows and consolidated statement of stockholders’ equity (deficit) for the year ended December 31, 2020.

On December 16, 2016, the Company entered into a convertible promissory note with an investor in which the Company received $100 thousand through the issuance of the convertible promissory note and a warrant to purchase $50 thousand of common stock. The convertible notes payable accrues interest at 5% per annum. The principal, together with all accrued and unpaid interest, was initially due on December 16, 2018 and is not pre- payable unless there is a change in control. An extension was granted by the investor to extend the maturity date to June 30, 2020.

This convertible promissory note, issued on December 16, 2016, include the following conversion terms:

(a)Automatic Conversion – Qualified Financing: Upon the consummation of a Qualified Financing, the aggregate outstanding principal and accrued and unpaid interest on this Note (and the aggregate balances of all Notes) automatically shall convert into a number of shares of Stock in the Borrower equal to the quotient obtained by dividing (i) the amount of such principal and interest by (ii) the Conversion Price.

(b)Optional Conversion – Non-Qualified Financing: At any time concurrently with or within thirty (30) days after the consummation of a Non-Qualified Financing, the Majority Holders, subject to the terms and conditions set forth herein, shall have the right to convert all, but not less than all, of the aggregate outstanding principal and accrued and unpaid interest on this Note (and the aggregate balances of all Notes) into a number of shares of Stock in the Borrower equal to the quotient obtained by dividing (i) the amount of such principal and interest by (ii) the Conversion Price.

(c)Optional Conversion: On any date after the date of this Note, the Majority Holders, subject to the terms and conditions set forth herein, shall have the right to convert all, but not less than all, of the aggregate outstanding principal and accrued and unpaid interest on this Note (and the aggregate balances of all Notes) into a number of shares of Common Stock equal to the quotient obtained by dividing (i) the amount of such principal and interest by (ii) the price per share equal to the quotient of (x) the Valuation Cap divided by (y) the aggregate number of shares of the Common Stock outstanding immediately prior to the effective date of such election (assuming full conversion or exercise of all convertible and exercisable securities then outstanding or reserved, including, without limitation, all issued options and equity grants, the balance of any authorized (but unissued) equity incentive pool and any shares of treasury stock, but excluding the Notes).

Conversion Price: The conversion price for each note is to be at the lesser of (a) the price per share of Stock received by Borrower in a Qualified or Non-Qualified Financing and (b) the price per share equal to the quotient of (i) the Valuation Cap divided by (ii) the aggregate number of shares of Borrower’s common stock (“Common Stock”) outstanding.

Qualified Financing: The Borrower’s next equity financing occurring on or before the Maturity Date, in which the Borrower raises $2.00 million or more in cash through the sale and issuance of preferred stock.

The qualified financing term was triggered for this convertible note payable as $2.00 million was raised prior December 31, 2020. Therefore, this convertible note, along with all accrued interest, totaling $118 thousand was converted to 68,203 shares of Series A Preferred Stock, taking into account the valuation cap, and is no longer reflected as outstanding as of December 31, 2020.

On December 3, 2019, the Company entered into a convertible promissory note with a customer in which it received $700 thousand. Interest accrues at a rate of 0% through December 31, 2020, then 5% thereafter. All unpaid principal and accrued interest shall be due on December 31, 2020 (i.e. the maturity date). However, in the event that the note is not converted into equity securities of the Company, the maturity date shall be extended to December 31, 2025.

This convertible note payable, issued on December 3, 2019, included the following conversion terms:

●	Automatic Conversion: If a Qualified Financing occurs on or prior to the Maturity Date, then the outstanding principal amount of this Note shall automatically convert into fully paid and nonassessable shares of the preferred stock issued in such Qualified Financing at the Conversion Price.
●	Voluntary Conversion if a Non-Qualified Financing Occurs: If a transaction or series of transactions, pursuant to which the Company issues and sells shares of its preferred stock with the principal purpose of raising capital, that does not constitute a Qualified Financing (a “Non-Qualified Financing”) occurs on or prior to December 31, 2020 and prior to the automatic conversion of this Note, then the outstanding principal amount of this Note shall be convertible at the option of Investor into fully paid and nonassessable shares of the Company’s preferred stock issued in the Non-Qualified Financing (the “Non-Qualified Preferred Shares”) at a price per share equal to the price per share paid by the other purchasers of the preferred stock sold in the Non-Qualified Financing (subject to appropriate adjustment from time to time for any stock dividend, stock split, combination of shares, reorganization, recapitalization, reclassification or other similar event).
●	Conversion Price: Price per share equal to the lowest price per share paid by other purchasers of the preferred stock sold in the Qualified Financing.
●	Qualified Financing: A transaction or series of transactions pursuant to which the Company issues and sells shares of its preferred stock for aggregate gross proceeds of at least $3 million (including this Note but excluding all proceeds from the incurrence of all other prior indebtedness that is converted into such preferred stock, or otherwise cancelled in consideration for the issuance of such preferred stock) with the principal purpose of raising capital.

The qualified financing term was triggered for this convertible note payable as $3.00 million was raised prior to December 31, 2020 as discussed in Note 1 to the consolidated financial statements and the related notes appearing elsewhere in this registration statement. Therefore, the convertible note was converted to 89,859 shares of Series A Preferred Stock and is no longer reflected as outstanding as of December 31, 2020.

In total, convertible notes in the amount of $818 thousand were converted into shares of Series A Preferred Stock, and ultimately into Common Stock on December 8, 2020, and this total balance is included in the supplemental disclosure of noncash activities within the consolidated statements of cash flows.

Advisor Notes

As part of our raise of Series A Preferred Stock, we agreed to issue to one of our advisors $10 thousand per month in convertible promissory notes, convertible to Series A Preferred Stock. The following relevant terms are stated in the agreement:

Equity Compensation. In addition to the Fixed Fees, Service Provider will receive convertible notes in Client in an amount equal to $10 thousand per month during the Term, based on a per-share dollar value reasonably determined by the Board of Directors of Client (but in no event will the per-share dollar value be more than $7.79 per share for purposes of determining the number of shares to be issued to Service Provider) (the “Equity Compensation” ́). Any Equity Compensation that accrues during the term of this agreement shall be issued within sixty (60) days after the expiration or termination of the Services or this Agreement (whichever occurs first). As of December 31, 2020, we have converted $45 thousand in convertible debt to our advisors to Series A Preferred Stock at a value of $7.79 per share, and ultimately into Common Stock on December 8, 2020. This amount is also included in the transaction costs that are capitalized to the Series A Preferred Stock raise as an issuance cost as described in Note 1 to the consolidated financial statements appearing elsewhere in this registration statement.

As a result, while there was activity in 2020, the balance is no longer recorded as of December 31, 2021 and 2020. This is shown as a supplemental disclosure of noncash activities within the consolidated statement of cash flow for the period ended December 31, 2020.

Non-Convertible Promissory Notes Payable

	As of December 31,
Date Issued	2021	2020
August 10, 2021	$322,190	$—
February 9, 2021	521,816	—
April 22, 2020	—	350,000
Total principal outstanding	844,006	350,000
Less discount	—	(25,511)
Debt net of discount	844,006	324,489
Plus accrued interest	12,252	19,730
Total non-convertible promissory notes payable	$856,258	$344,219

During May 2020, the Company formed a subsidiary in the Republic of Malta, Trust Stamp Malta Limited, with the intent to establish a research and development center with the assistance of potential grants and loans from the Maltese government. As part of the creation of this entity, we entered into an agreement with the government of Malta for a potential repayable advance of up to €800 thousand to assist in covering the costs of 75% of the first 24 months of payroll costs for any employee who begins 36 months from the execution of the agreement on July 8, 2020. On February 9, 2021, the Company began receiving funds and as of December 31, 2021 the Company had received $844 thousand recorded to non-convertible promissory notes.

The Company will pay an annual interest rate of 2% over the European Central Banks (“ECB”) base rate as set on the beginning of the year in review. If the ECB rate is below negative one percent, the interest rate shall be fixed at one percent. The Company will repay a minimum of 10%  of pre-tax profits per annum capped at fifteen percent (15%) of the amount due until the disbursed funds are repaid. At this time, Trust Stamp Malta Limited does not have any revenue generating contracts and therefore, the Company does not believe any amounts shall be classified as current.

On April 22, 2020, the Company entered into a promissory note for $350 thousand with Second Century Ventures (“SCV”) in which the Company received net proceeds of $345 thousand after issuance costs. The unpaid principal, together with any then unpaid and accrued interest and any other amounts payable shall be due and payable on April 22, 2021 or in an event of default or a change in control as defined in the agreement. The note accrues interest at a rate of 8% per annum, compounded monthly. The outstanding principal and all interest were paid off on April 22, 2021.

Concurrently with the issuance of the note on April 22, 2020, the Company entered into a warrant agreement to purchase Class A Shares of Common Stock of the Company with SCV. The warrant agreement issued SCV a warrant to purchase 75,000 shares at a strike price of $0.002 per share through April 22, 2021. At the expiration of the warrant agreement the warrants will be automatically exercised if the fair market value of the exercise shares exceeds the exercise price. If at any time during the term the fair market value of the exercise shares exceeds five times the exercise price the Company shall provide SCV written notice and SCV may elect to exercise the warrant. If at any time during the term of the warrant agreement any portion of the Class A Shares of Common Stock are converted to other securities, the warrants shall become immediately exercisable for that number of shares of the other securities that would have been received if the warrant agreement had been exercised in full prior to the conversion and the exercise price shall be adjusted. We determined that the appropriate classification of this warrant was as an equity instrument that will not be subject to fair value remeasurement going forward. These warrants were exercised on April 22, 2021.

Prior to April 22, 2021, the promissory notes issued included equity classified warrants issued and U.S. GAAP requires that the proceeds from the sale of debt instruments with a separate equity instrument be allocated to the two elements based upon the relative fair values of the debt instrument without the warrant and of the warrant itself at the time of issuance. The portion of the proceeds allocated to the Class A Shares of Common Stock shall be accounted for within stockholders’ equity as additional paid-in capital. The remainder of the proceeds shall be allocated to the debt instrument portion of the transaction and recorded as a debt discount and be charged to interest expense over the life of the convertible notes. The value of the promissory note was allocated on a relative fair value basis between the note and the warrants. This allocation based upon relative fair values of the promissory note and warrant resulted in an amount of $88 thousand being allocated to the equity warrants and $262 thousand being allocated to the promissory notes, resulting in the same amount representing a discount to the promissory note. Accretion expense of $62 thousand and $0 and interest payable of $26 thousand and $0 was recorded during the years ended December 31, 2021 and 2020, respectively.

In conjunction with the Company entering into this promissory note, TSIH entered into a guaranty and stock pledge agreement with SCV (“Secured Party”) on April 22, 2020. As part of this agreement the payment and performance of the note are secured by 325,000 Class A Shares of the Common Stock of the Company pledged through TSIH. In addition, we pledged 75,000 shares for the underlying warrants. As stated in the agreement the following rights exist for the Secured Party:

Rights With Respect to Distributions: During the continuance of an Event of Default (as defined in the Note), all rights of Pledgor to receive dividends, cash, securities, instruments and other distributions shall cease and all rights to dividends, cash, securities and other distributions shall thereupon be vested in the Secured Party; the Secured Party shall thereupon have the sole right to receive and hold as Pledged Collateral such dividends, cash, securities, instruments and other distributions.

Irrevocable Proxy/Voting Rights: So long as no Event of Default exists, subject to any other applicable provision of this Agreement, Pledgor shall be entitled to exercise all voting and other consensual rights pertaining to the Pledged Collateral or any part thereof for any purpose not prohibited by the terms of this Agreement.

Release of Pledge: Anything to the contrary herein notwithstanding, the Secured Party shall release the Pledged Collateral from pledge hereunder upon full payment to the Secured Party of all Pledge Obligations and upon such release the Secured Party shall deliver to Pledgor all Pledged Collateral then in the Secured Party’s possession.

We do not have a history of dividends or other distributions, we maintain all voting rights, and have repaid the note prior on April 22, 2021. The shares are held solely as pledged collateral for the promissory note we obtained. We determined there was no impact recorded to the consolidated financial statements for the year ended December 31, 2021 other than reflecting them as outstanding as of December 31, 2021.

On June 11, 2020, we entered into an agreement with Emergent, as described in Note 5 to the consolidated financial statements appearing elsewhere in this registration statement, whereby their SAFE would be extinguished in exchange for several forms of consideration. As part of that agreement, one form of consideration is that the Company issued promissory notes to Emergent in the amount of $387 thousand which is due in two tranches of $200 thousand and $187 thousand in August and September 2020, respectively. No interest is due and payable under these notes if we pay by the maturity dates previously described. We paid within the maturity date.